Trade payables and accrued expenses	12 Months Ended
Mar. 31, 2026
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Trade payables and accrued expenses

15. Trade payables and accrued expenses

	As at March 31,
	2025		2026
Non-current
Accrued expenses	₹	-	₹	4,394
	₹	-	₹	4,394
Current
Trade payables	₹	21,985	₹	22,258
Accrued expenses		66,267		72,666
	₹	88,252	₹	94,924
	₹	88,252	₹	99,318